Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 6.5%
ANZ Group Holdings Ltd.	18,781	$ 472,253
APA Group	8,010	55,179
Aristocrat Leisure Ltd.	3,358	106,735
ASX Ltd.	1,204	43,684
BHP Group Ltd.	31,596	1,143,223
Brambles Ltd.	8,386	131,612
CAR Group Ltd.	2,241	35,774
Cochlear Ltd.	396	46,598
Coles Group Ltd.	8,376	127,020
Commonwealth Bank of Australia	10,410	1,219,081
Computershare Ltd.	3,135	61,830
CSL Ltd.	3,003	294,951
Evolution Mining Ltd.	12,619	113,630
Fortescue Ltd.	10,542	150,641
Goodman Group, REIT	12,774	229,338
Insurance Australia Group Ltd.	14,324	72,540
Lottery Corp. Ltd.	13,015	48,605
Lynas Rare Earths Ltd. (A)	5,710	77,527
Macquarie Group Ltd.	2,234	317,355
Medibank Pvt Ltd.	17,700	53,556
National Australia Bank Ltd.	19,102	552,538
Northern Star Resources Ltd.	8,471	123,141
Origin Energy Ltd.	10,671	91,826
Pro Medicus Ltd.	340	28,022
Qantas Airways Ltd.	4,255	24,995
QBE Insurance Group Ltd.	9,161	135,187
REA Group Ltd.	309	33,853
Rio Tinto Ltd.	2,286	259,721
Santos Ltd.	20,108	110,062
Scentre Group, REIT	32,277	74,474
SGH Ltd.	1,197	34,056
Sigma Healthcare Ltd.	32,689	60,408
Sonic Healthcare Ltd.	2,987	42,442
South32 Ltd.	28,394	85,977
Stockland, REIT	15,518	46,582
Suncorp Group Ltd.	6,547	73,475
Telstra Group Ltd.	24,925	92,013
Transurban Group	19,488	190,102
Vicinity Ltd., REIT	25,497	41,596
Washington H Soul Pattinson & Co. Ltd.	2,155	60,562
Wesfarmers Ltd.	7,080	361,476
Westpac Banking Corp.	21,300	588,631
WiseTech Global Ltd.	1,295	34,940
Woodside Energy Group Ltd.	11,803	280,174
Woolworths Group Ltd.	7,643	193,003
		8,420,388
Austria - 0.3%
BAWAG Group AG (B)	464	70,541
Erste Group Bank AG	1,897	204,924
OMV AG	934	68,331
Raiffeisen Bank International AG	844	36,146
Verbund AG	437	33,395
		413,337
Belgium - 0.9%
Ageas SA	934	68,755
	Shares	Value
COMMON STOCKS (continued)
Belgium (continued)
Anheuser-Busch InBev SA	6,160	$ 426,186
D'ieteren Group	140	25,921
Elia Group SA (A)	282	43,315
Financiere de Tubize SA	129	32,001
Groupe Bruxelles Lambert NV	510	46,392
KBC Group NV	1,438	176,000
Lotus Bakeries NV	3	33,872
Sofina SA	107	25,982
Syensqo SA	418	24,366
UCB SA	779	234,710
		1,137,500
Chile - 0.1%
Antofagasta PLC	2,402	107,716
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	15,600	46,338
Czech Republic - 0.0% *
CSG NV (A)	1,241	33,479
Denmark - 1.6%
AP Moller - Maersk AS, Class A	19	46,522
AP Moller - Maersk AS, Class B	24	59,949
Carlsberg AS, Class B	591	73,423
Coloplast AS, Class B	762	51,907
Danske Bank AS	4,177	205,853
Demant AS (A)	514	15,576
DSV AS	1,265	305,508
Genmab AS (A)	370	99,649
Novo Nordisk AS, Class B	20,048	733,646
Novonesis Novozymes, Class B	2,178	129,397
Orsted AS (A)(B)	3,327	82,506
Pandora AS	481	34,379
Rockwool AS, B Shares	520	14,443
Tryg AS	2,040	48,624
Vestas Wind Systems AS	6,283	189,564
		2,090,946
Finland - 1.2%
Elisa OYJ	832	40,527
Fortum OYJ	2,828	72,320
Kesko OYJ, B Shares	1,611	35,778
Kone OYJ, Class B	2,119	135,278
Metso OYJ	4,000	69,321
Neste OYJ	2,672	86,833
Nokia OYJ	32,888	263,828
Nordea Bank Abp	19,277	331,305
Orion OYJ, Class B	666	53,830
Sampo OYJ, A Shares	14,635	155,660
Stora Enso OYJ, R Shares	3,700	43,449
UPM-Kymmene OYJ	3,269	102,319
Wartsila OYJ Abp	3,112	115,916
		1,506,364
France - 9.7%
Accor SA	1,130	54,198
Aeroports de Paris SA	206	25,166
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Air Liquide SA	3,607	$ 745,561
Airbus SE	3,699	699,380
Alstom SA (A)	2,187	62,544
Amundi SA (B)	381	32,742
AXA SA	10,422	478,907
Ayvens SA (B)	2,061	24,299
BioMerieux	266	28,418
BNP Paribas SA	6,259	596,255
Bollore SE	4,007	22,912
Bouygues SA	1,210	70,128
Bureau Veritas SA	2,130	63,754
Capgemini SE	950	112,099
Carrefour SA	3,716	68,805
Cie de Saint-Gobain SA	2,782	230,334
Cie Generale des Etablissements Michelin SCA	3,979	136,316
Covivio SA, REIT	336	20,081
Credit Agricole SA	6,445	120,292
Danone SA	4,006	320,108
Dassault Aviation SA	122	45,409
Dassault Systemes SE	4,056	82,111
Eiffage SA	414	63,494
Engie SA	11,268	363,139
EssilorLuxottica SA	1,877	437,388
Gecina SA, REIT	254	20,041
Getlink SE	1,851	39,942
Hermes International SCA	197	373,187
Ipsen SA	241	45,039
Kering SA	463	140,596
Klepierre SA, REIT	1,317	49,443
Legrand SA	1,638	254,471
L'Oreal SA	1,496	610,803
LVMH Moet Hennessy Louis Vuitton SE	1,549	846,760
Orange SA	11,636	238,574
Pernod Ricard SA	1,225	91,093
Publicis Groupe SA	1,425	117,947
Renault SA	1,168	40,044
Rexel SA	1,328	52,623
Safran SA	2,213	724,159
Sanofi SA	6,835	660,054
Sartorius Stedim Biotech	186	36,226
Schneider Electric SE	3,412	929,366
Societe Generale SA	4,306	314,411
Sodexo SA	498	25,563
Thales SA	571	167,443
TotalEnergies SE	12,358	1,134,144
Unibail-Rodamco-Westfield, REIT (A)	764	84,289
Veolia Environnement SA	3,932	149,754
Vinci SA	3,082	462,606
		12,512,418
Germany - 8.6%
adidas AG	1,070	173,187
Allianz SE	2,367	999,628
BASF SE	5,504	338,993
Bayer AG	6,135	283,917
Bayerische Motoren Werke AG	1,757	162,534
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	611	$ 54,921
Brenntag SE	793	53,716
Commerzbank AG	4,508	164,449
Continental AG	695	48,516
CTS Eventim AG & Co. KGaA	357	20,910
Daimler Truck Holding AG	2,795	137,642
Delivery Hero SE (A)(B)	1,267	23,542
Deutsche Bank AG	11,320	336,884
Deutsche Boerse AG	1,161	340,110
Deutsche Lufthansa AG	3,886	33,092
Deutsche Post AG	5,742	302,643
Deutsche Telekom AG	22,896	854,553
E.ON SE	13,843	303,182
Evonik Industries AG	1,661	32,593
Fresenius Medical Care AG	1,409	63,852
Fresenius SE & Co. KGaA	2,609	135,396
GEA Group AG	919	65,909
Hannover Rueck SE	366	115,071
Heidelberg Materials AG	824	173,894
Henkel AG & Co. KGaA	633	45,469
Hensoldt AG	387	34,346
HOCHTIEF AG	100	45,487
Infineon Technologies AG	8,142	369,371
Knorr-Bremse AG	446	50,956
LEG Immobilien SE	436	28,480
Mercedes-Benz Group AG	4,454	273,756
Merck KGaA	808	102,659
MTU Aero Engines AG	330	120,390
Muenchener Rueckversicherungs- Gesellschaft AG	814	514,075
Nemetschek SE	355	26,575
Rational AG	28	20,542
Rheinmetall AG	287	484,108
RWE AG	3,926	264,137
SAP SE	6,496	1,107,455
Scout24 SE (B)	472	36,419
Siemens AG	4,728	1,151,902
Siemens Energy AG	4,823	831,724
Siemens Healthineers AG (B)	2,051	87,508
Symrise AG	834	71,217
Talanx AG	397	49,263
Vonovia SE	4,644	116,158
Zalando SE (A)(B)	1,326	32,395
		11,083,526
Hong Kong - 2.2%
AIA Group Ltd.	65,400	726,681
BOC Hong Kong Holdings Ltd.	23,000	126,891
CK Asset Holdings Ltd.	11,915	68,175
CK Hutchison Holdings Ltd.	16,500	126,654
CK Infrastructure Holdings Ltd.	4,000	32,077
CLP Holdings Ltd.	10,000	94,149
Futu Holdings Ltd., ADR (A)	400	54,704
Galaxy Entertainment Group Ltd.	12,000	54,239
Henderson Land Development Co. Ltd.	8,531	31,694
HKT Trust & HKT Ltd.	24,000	37,505
Hong Kong & China Gas Co. Ltd.	68,085	61,934
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	7,472	$ 376,947
Hong Kong Land Holdings Ltd.	6,600	51,434
Jardine Matheson Holdings Ltd.	1,000	71,883
Link, REIT	15,651	72,539
MTR Corp. Ltd.	9,687	39,697
Power Assets Holdings Ltd.	8,500	66,317
Prudential PLC	15,911	221,212
Sino Land Co. Ltd.	24,037	35,222
SITC International Holdings Co. Ltd.	8,000	35,028
Sun Hung Kai Properties Ltd.	8,850	147,360
Swire Pacific Ltd., Class A	2,000	21,860
Techtronic Industries Co. Ltd.	9,000	119,522
WH Group Ltd. (B)	50,787	66,756
Wharf Holdings Ltd.	6,000	16,559
Wharf Real Estate Investment Co. Ltd.	10,300	29,974
		2,787,013
Ireland - 0.7%
AerCap Holdings NV	1,000	137,180
AIB Group PLC	13,237	141,306
Bank of Ireland Group PLC	5,816	105,521
Experian PLC	5,698	197,119
Kerry Group PLC, Class A	1,019	81,133
Kingspan Group PLC	927	79,268
Ryanair Holdings PLC	5,116	144,025
		885,552
Israel - 1.1%
Azrieli Group Ltd.	257	34,475
Bank Hapoalim BM	7,716	181,210
Bank Leumi Le-Israel BM	9,205	205,850
Check Point Software Technologies Ltd. (A)	550	78,568
CyberArk Software Ltd. (A)(C)(D)	300	13,500
Elbit Systems Ltd.	175	147,544
ICL Group Ltd.	4,748	24,505
Israel Discount Bank Ltd., Class A	7,672	77,470
Mizrahi Tefahot Bank Ltd.	979	71,542
Monday.com Ltd. (A)	240	16,586
Nice Ltd. (A)	362	39,968
Nova Ltd. (A)	178	78,606
Phoenix Financial Ltd.	1,367	72,990
Teva Pharmaceutical Industries Ltd., ADR (A)	7,115	214,304
Tower Semiconductor Ltd. (A)	681	120,452
		1,377,570
Italy - 3.1%
Banca Mediolanum SpA	1,286	26,056
Banca Monte dei Paschi di Siena SpA	12,326	107,551
Banco BPM SpA	6,891	95,857
BPER Banca SpA	9,083	119,035
Buzzi SpA	495	25,026
Davide Campari-Milano NV	3,639	25,999
ENEL SpA	50,663	553,890
Eni SpA	12,767	363,014
Ferrari NV	777	263,639
FinecoBank Banca Fineco SpA	3,813	84,834
Generali	5,330	214,434
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA	86,783	$ 524,854
Italgas SpA	3,640	42,402
Leonardo SpA	2,535	172,429
Moncler SpA	1,460	87,904
Poste Italiane SpA (B)	2,795	65,791
Prysmian SpA	1,761	207,958
Recordati Industria Chimica e Farmaceutica SpA	706	40,425
Snam SpA	12,598	95,435
Telecom Italia SpA (A)	70,859	49,750
Terna - Rete Elettrica Nazionale	8,723	99,769
UniCredit SpA	8,729	626,252
Unipol Assicurazioni SpA	2,269	52,709
		3,945,013
Japan - 22.6%
Advantest Corp.	4,800	662,432
Aeon Co. Ltd.	13,800	164,992
AGC, Inc.	1,200	42,513
Aisin Corp.	3,000	42,264
Ajinomoto Co., Inc.	5,600	158,319
ANA Holdings, Inc.	1,000	17,909
Asahi Group Holdings Ltd.	9,500	94,854
Asahi Kasei Corp.	8,200	80,233
Asics Corp.	4,400	118,294
Astellas Pharma, Inc.	11,300	184,210
Bandai Namco Holdings, Inc.	3,600	88,813
Bridgestone Corp.	7,000	145,868
Canon, Inc.	5,400	149,836
Capcom Co. Ltd.	2,200	46,490
Central Japan Railway Co.	4,800	124,806
Chiba Bank Ltd.	3,500	45,306
Chubu Electric Power Co., Inc.	4,100	67,596
Chugai Pharmaceutical Co. Ltd.	4,200	231,623
Dai Nippon Printing Co. Ltd.	2,500	45,550
Daifuku Co. Ltd.	2,000	70,618
Dai-ichi Life Holdings, Inc.	22,000	202,884
Daiichi Sankyo Co. Ltd.	11,300	202,164
Daikin Industries Ltd.	1,600	191,915
Daito Trust Construction Co. Ltd.	1,700	39,838
Daiwa House Industry Co. Ltd.	3,500	109,805
Daiwa Securities Group, Inc.	8,400	79,593
Denso Corp.	10,800	135,411
Disco Corp.	600	244,550
East Japan Railway Co.	6,000	137,229
Ebara Corp.	2,900	82,094
Eisai Co. Ltd.	1,600	50,091
ENEOS Holdings, Inc.	16,800	151,370
FANUC Corp.	5,700	198,684
Fast Retailing Co. Ltd.	1,200	474,127
Fuji Electric Co. Ltd.	900	63,047
FUJIFILM Holdings Corp.	6,900	131,484
Fujikura Ltd.	9,600	264,019
Fujitsu Ltd.	10,800	220,867
Hankyu Hanshin Holdings, Inc.	1,500	43,373
Hikari Tsushin, Inc.	100	25,441
Hitachi Ltd.	28,500	836,061
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Honda Motor Co. Ltd.	22,900	$ 185,343
Hoya Corp.	2,100	364,057
Hulic Co. Ltd.	2,900	33,804
Ibiden Co. Ltd.	1,500	75,061
Idemitsu Kosan Co. Ltd.	4,600	45,161
IHI Corp.	6,300	129,988
Inpex Corp.	5,400	159,729
Isuzu Motors Ltd.	3,300	47,523
ITOCHU Corp.	37,000	470,658
Japan Airlines Co. Ltd.	1,000	16,326
Japan Exchange Group, Inc.	6,200	72,403
Japan Post Bank Co. Ltd.	11,100	181,043
Japan Post Holdings Co. Ltd.	10,900	125,856
Japan Post Insurance Co. Ltd.	3,600	36,308
Japan Tobacco, Inc.	7,400	283,893
JFE Holdings, Inc.	3,400	39,805
JX Advanced Metals Corp.	3,400	75,357
Kajima Corp.	2,600	99,186
Kansai Electric Power Co., Inc.	5,900	98,094
Kao Corp.	2,800	108,997
Kawasaki Heavy Industries Ltd.	5,000	94,036
Kawasaki Kisen Kaisha Ltd.	2,000	33,781
KDDI Corp.	18,100	308,184
Keyence Corp.	1,200	427,089
Kikkoman Corp.	4,300	39,039
Kioxia Holdings Corp. (A)	1,200	156,720
Kirin Holdings Co. Ltd.	4,900	77,940
Komatsu Ltd.	5,900	234,941
Konami Group Corp.	600	73,937
Kubota Corp.	5,900	94,549
Kyocera Corp.	7,900	121,135
Kyowa Kirin Co. Ltd.	1,500	24,549
Lasertec Corp.	500	111,287
LY Corp.	16,500	39,784
M3, Inc.	2,600	26,687
Makita Corp.	1,400	46,013
Marubeni Corp.	8,800	321,921
MatsukiyoCocokara & Co.	2,000	31,833
Minebea Mitsumi, Inc.	2,300	38,192
Mitsubishi Chemical Group Corp.	7,900	46,184
Mitsubishi Corp.	20,100	689,550
Mitsubishi Electric Corp.	11,900	389,214
Mitsubishi Estate Co. Ltd.	6,600	183,193
Mitsubishi HC Capital, Inc.	5,400	48,455
Mitsubishi Heavy Industries Ltd.	20,000	549,533
Mitsubishi UFJ Financial Group, Inc.	70,100	1,187,068
Mitsui & Co. Ltd.	15,400	595,251
Mitsui Fudosan Co. Ltd.	16,500	175,897
Mitsui OSK Lines Ltd.	2,100	87,278
Mizuho Financial Group, Inc.	15,500	627,498
MonotaRO Co. Ltd.	1,400	15,175
MS&AD Insurance Group Holdings, Inc.	7,900	206,155
Murata Manufacturing Co. Ltd.	10,400	233,347
NEC Corp.	8,000	199,065
Nexon Co. Ltd.	2,300	43,324
Nidec Corp.	5,200	66,031
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nintendo Co. Ltd.	6,900	$ 393,891
Nippon Building Fund, Inc., REIT	50	41,984
Nippon Paint Holdings Co. Ltd.	5,600	35,115
Nippon Sanso Holdings Corp.	1,000	35,458
Nippon Steel Corp.	30,200	111,364
Nippon Yusen KK	2,600	95,510
Nissan Motor Co. Ltd. (A)	13,200	28,609
Nitori Holdings Co. Ltd.	2,500	39,719
Nitto Denko Corp.	4,100	82,017
Nomura Holdings, Inc.	18,600	146,457
Nomura Research Institute Ltd.	2,400	65,682
NTT, Inc.	185,600	185,686
Obayashi Corp.	3,900	94,460
OBIC Co. Ltd.	2,000	48,543
Olympus Corp.	6,900	65,739
Oracle Corp.	200	10,847
Oriental Land Co. Ltd.	6,700	114,033
ORIX Corp.	7,200	213,634
Osaka Gas Co. Ltd.	2,200	89,110
Otsuka Corp.	1,300	24,888
Otsuka Holdings Co. Ltd.	2,700	191,621
Pan Pacific International Holdings Corp.	11,900	72,593
Panasonic Holdings Corp.	14,600	244,862
Rakuten Group, Inc. (A)	9,500	44,408
Recruit Holdings Co. Ltd.	8,700	379,058
Renesas Electronics Corp.	11,100	158,699
Resona Holdings, Inc.	13,000	148,301
Ryohin Keikaku Co. Ltd.	3,000	64,019
Sanrio Co. Ltd.	5,500	34,195
SBI Holdings, Inc.	3,400	62,956
SCREEN Holdings Co. Ltd.	1,000	59,577
Secom Co. Ltd.	2,500	95,227
Seibu Holdings, Inc.	1,300	36,320
Sekisui Chemical Co. Ltd.	2,200	36,935
Sekisui House Ltd.	3,700	82,906
Seven & i Holdings Co. Ltd.	12,900	173,500
Shimadzu Corp.	1,500	35,644
Shimano, Inc.	500	52,201
Shimizu Corp.	3,000	53,823
Shin-Etsu Chemical Co. Ltd.	10,500	427,547
Shionogi & Co. Ltd.	4,700	103,968
Shiseido Co. Ltd.	2,500	51,076
SMC Corp.	400	157,319
SoftBank Corp.	178,100	238,320
SoftBank Group Corp.	23,100	562,479
Sompo Holdings, Inc.	5,500	214,105
Sony Financial Group, Inc.	37,200	34,077
Sony Group Corp.	38,300	798,276
Subaru Corp.	3,700	59,612
Sumitomo Corp.	6,700	250,708
Sumitomo Electric Industries Ltd.	4,400	250,008
Sumitomo Metal Mining Co. Ltd.	1,500	87,305
Sumitomo Mitsui Financial Group, Inc.	22,800	749,671
Sumitomo Mitsui Trust Group, Inc.	3,900	124,241
Sumitomo Realty & Development Co. Ltd.	3,800	107,828
Suntory Beverage & Food Ltd.	800	22,592
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Suzuki Motor Corp.	9,800	$ 119,449
Sysmex Corp.	2,900	25,291
T&D Holdings, Inc.	2,800	71,721
Taisei Corp.	900	93,242
Takeda Pharmaceutical Co. Ltd.	9,800	360,913
TDK Corp.	12,100	157,182
Terumo Corp.	8,200	110,165
TIS, Inc.	1,300	27,796
Toho Co. Ltd.	3,500	36,763
Tokio Marine Holdings, Inc.	11,500	539,821
Tokyo Electron Ltd.	2,800	695,663
Tokyo Gas Co. Ltd.	1,900	89,482
Tokyu Corp.	3,200	37,773
TOPPAN Holdings, Inc.	1,400	36,925
Toray Industries, Inc.	8,800	62,679
Toyota Industries Corp. (A)	200	25,864
Toyota Motor Corp.	59,000	1,226,453
Toyota Tsusho Corp.	4,300	166,654
Tsuruha Holdings, Inc.	1,300	20,319
Unicharm Corp.	7,100	41,628
West Japan Railway Co.	2,600	51,245
Yamaha Motor Co. Ltd.	5,500	39,734
Yokogawa Electric Corp.	1,400	43,265
Yokohama Financial Group, Inc.	6,200	55,342
Zensho Holdings Co. Ltd.	600	35,030
ZOZO, Inc.	2,900	20,308
		29,138,430
Luxembourg - 0.2%
ArcelorMittal SA	2,598	134,736
CVC Capital Partners PLC (B)	1,285	16,776
Eurofins Scientific SE	750	54,727
Tenaris SA	2,362	69,047
		275,286
Macau - 0.0% *
Sands China Ltd.	14,400	30,691
Mexico - 0.0% *
Fresnillo PLC	1,355	60,062
Netherlands - 5.2%
ABN AMRO Bank NV (E)	3,638	115,328
Adyen NV (A)(B)	154	154,131
Akzo Nobel NV	1,068	61,394
Argenx SE (A)	386	280,135
ASM International NV	291	220,564
ASML Holding NV	2,413	3,208,701
BE Semiconductor Industries NV	447	95,745
Euronext NV (B)	489	78,525
EXOR NV	563	43,096
Ferrovial SE	3,190	207,530
Heineken Holding NV	818	58,214
Heineken NV	1,795	138,068
ING Groep NV, Series N	18,197	472,334
Koninklijke Ahold Delhaize NV	5,566	259,204
Koninklijke KPN NV	23,270	129,698
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV	4,718	$ 129,048
Magnum Ice Cream Co. NV (A)	3,030	44,477
Nebius Group NV (A)	1,300	134,888
NN Group NV	1,599	124,875
Prosus NV	8,158	377,679
Qiagen NV	1,295	52,460
Randstad NV	646	16,861
Stellantis NV	12,394	89,579
Universal Music Group NV	6,897	133,876
Wolters Kluwer NV	1,410	105,310
		6,731,720
New Zealand - 0.2%
Auckland International Airport Ltd.	10,916	49,995
Contact Energy Ltd.	5,856	31,128
Fisher & Paykel Healthcare Corp. Ltd.	3,682	79,838
Infratil Ltd.	5,609	37,821
Meridian Energy Ltd.	8,530	27,305
Xero Ltd. (A)	1,014	53,590
		279,677
Norway - 0.7%
Aker BP ASA	2,000	73,938
DNB Bank ASA	5,475	171,305
Equinor ASA	4,785	203,862
Gjensidige Forsikring ASA	1,247	32,620
Kongsberg Gruppen ASA	2,743	116,925
Mowi ASA	2,833	64,433
Norsk Hydro ASA	8,363	89,136
Orkla ASA	4,350	54,743
Salmar ASA	439	25,616
Telenor ASA	3,707	65,198
Yara International ASA	1,059	61,903
		959,679
Poland - 0.0% *
InPost SA (A)	1,628	28,822
Portugal - 0.2%
Banco Comercial Portugues SA, Class R	44,209	43,058
EDP SA	19,448	102,913
Galp Energia SGPS SA	2,636	63,205
Jeronimo Martins SGPS SA	1,671	39,956
		249,132
Singapore - 1.6%
CapitaLand Ascendas, REIT	23,603	45,553
CapitaLand Integrated Commercial Trust, REIT	38,259	68,608
CapitaLand Investment Ltd.	13,294	28,297
DBS Group Holdings Ltd.	13,280	590,961
Grab Holdings Ltd., Class A (A)	14,400	52,704
Keppel Ltd.	9,100	83,831
Oversea-Chinese Banking Corp. Ltd.	20,960	358,998
Sea Ltd., ADR (A)	2,500	207,025
Sembcorp Industries Ltd.	5,300	27,524
Singapore Airlines Ltd.	9,900	51,051
Singapore Exchange Ltd.	5,400	82,378
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Technologies Engineering Ltd.	9,800	$ 83,175
Singapore Telecommunications Ltd.	46,200	177,513
United Overseas Bank Ltd.	7,800	223,281
Wilmar International Ltd.	11,400	34,250
		2,115,149
Spain - 3.7%
Acciona SA	144	37,867
ACS Actividades de Construccion y Servicios SA	1,082	131,956
Aena SME SA (B)	4,674	137,870
Amadeus IT Group SA	2,821	161,307
Banco Bilbao Vizcaya Argentaria SA	35,538	767,605
Banco de Sabadell SA	30,509	109,292
Banco Santander SA	91,401	1,024,671
Bankinter SA	4,227	66,945
CaixaBank SA	24,121	289,154
Cellnex Telecom SA (A)(B)	2,897	93,152
EDP Renovaveis SA	1,868	29,940
Endesa SA	1,996	83,239
Grifols SA	1,799	18,821
Iberdrola SA	40,042	916,728
Indra Sistemas SA	466	26,045
Industria de Diseno Textil SA	6,800	395,820
Mapfre SA	5,961	26,565
Naturgy Energy Group SA	2,084	62,388
Redeia Corp. SA	2,377	40,291
Repsol SA	6,976	196,364
Telefonica SA	22,327	97,692
		4,713,712
Sweden - 3.5%
AddTech AB, B Shares	1,585	54,389
Alfa Laval AB	1,755	95,998
Assa Abloy AB, Class B	6,175	223,213
Atlas Copco AB, A Shares	16,624	293,361
Atlas Copco AB, B Shares	9,516	148,757
Beijer Ref AB	2,362	32,745
Boliden AB (A)	1,729	90,637
Epiroc AB, Class A	4,002	98,516
Epiroc AB, Class B	2,479	53,104
EQT AB	3,083	95,658
Essity AB, Class B	3,765	97,035
Evolution AB (B)	855	53,735
Fastighets AB Balder, B Shares (A)	4,355	25,506
H&M Hennes & Mauritz AB, B Shares	2,968	55,528
Hexagon AB, B Shares	12,819	124,756
Holmen AB, B Shares	428	15,348
Industrivarden AB, A Shares	709	35,313
Industrivarden AB, C Shares	942	46,694
Indutrade AB	1,657	37,993
Investment AB Latour, B Shares	814	17,548
Investor AB, B Shares	11,355	430,067
L E Lundbergforetagen AB, B Shares	492	27,972
Lifco AB, B Shares	1,498	45,318
Nibe Industrier AB, B Shares	9,858	41,191
Saab AB, Class B	2,000	130,899
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Sagax AB, Class B	1,405	$ 25,926
Sandvik AB	6,658	255,946
Securitas AB, B Shares	2,923	48,954
Skandinaviska Enskilda Banken AB, Class A	9,407	173,831
Skanska AB, B Shares	2,046	55,342
SKF AB, B Shares	2,150	51,828
Spotify Technology SA (A)	961	465,998
Svenska Cellulosa AB SCA, Class B	3,914	45,380
Svenska Handelsbanken AB, A Shares	8,876	117,019
Swedbank AB, A Shares	5,312	181,052
Swedish Orphan Biovitrum AB (A)	1,149	48,155
Tele2 AB, B Shares	3,286	68,012
Telefonaktiebolaget LM Ericsson, B Shares	17,399	198,353
Telia Co. AB	14,227	72,889
Trelleborg AB, B Shares	1,246	46,600
Volvo AB, A Shares	51	1,670
Volvo AB, B Shares	9,755	320,738
		4,548,974
Switzerland - 9.8%
ABB Ltd.	9,755	793,159
Alcon AG	3,078	232,667
Avolta AG	548	32,856
Banque Cantonale Vaudoise	182	29,601
Barry Callebaut AG	23	40,448
Belimo Holding AG	59	47,917
BKW AG	117	23,068
Chocoladefabriken Lindt & Spruengli AG	4	185,258
Cie Financiere Richemont SA, Class A	3,348	591,143
Coca-Cola HBC AG	1,373	77,340
DSM-Firmenich AG	1,041	74,457
EMS-Chemie Holding AG	46	36,169
Galderma Group AG	1,145	225,031
Geberit AG	209	141,081
Givaudan SA	58	196,127
Glencore PLC (A)	62,179	470,936
Helvetia Baloise Holding AG	483	125,005
Holcim AG	3,147	260,137
Julius Baer Group Ltd.	1,288	94,738
Kuehne & Nagel International AG	293	67,099
Logitech International SA	955	88,686
Lonza Group AG	433	277,777
Nestle SA	16,024	1,571,810
Novartis AG	11,823	1,814,763
Partners Group Holding AG	141	151,976
Roche Holding AG	4,569	1,826,500
Sandoz Group AG	2,579	202,067
Schindler Holding AG	391	126,785
SGS SA	1,033	108,867
Sika AG	954	157,904
Sonova Holding AG	306	69,772
STMicroelectronics NV	4,119	140,164
Straumann Holding AG	676	70,725
Swatch Group AG	170	37,529
Swiss Life Holding AG	179	194,969
Swiss Prime Site AG	503	85,167
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG	1,842	$ 309,414
Swisscom AG	162	135,944
UBS Group AG	19,761	770,548
VAT Group AG (B)	164	102,310
Zurich Insurance Group AG	911	643,912
		12,631,826
United Kingdom - 14.0%
3i Group PLC	6,123	199,555
Admiral Group PLC	1,628	68,092
Airtel Africa PLC (B)	5,315	24,509
Anglo American PLC	6,904	296,427
Associated British Foods PLC	1,951	48,838
AstraZeneca PLC	9,645	1,885,983
Autotrader Group PLC (B)	5,129	32,103
Aviva PLC	19,011	152,571
BAE Systems PLC	18,693	548,051
Barclays PLC	86,251	451,393
Barratt Redrow PLC	8,648	30,078
BP PLC	98,035	767,301
British American Tobacco PLC	13,559	787,219
BT Group PLC	36,266	101,638
Bunzl PLC	1,955	58,856
Centrica PLC	28,966	82,015
Coca-Cola Europacific Partners PLC	1,347	122,133
Compass Group PLC	10,470	292,123
Diageo PLC	13,731	255,358
Endeavour Mining PLC	1,220	73,505
Entain PLC	3,509	26,361
GSK PLC	25,373	698,912
Haleon PLC	54,910	271,749
Halma PLC	2,307	117,728
HSBC Holdings PLC	106,810	1,754,096
Imperial Brands PLC	4,713	191,102
Informa PLC	7,787	78,210
InterContinental Hotels Group PLC	875	115,391
International Consolidated Airlines Group SA	7,146	33,917
Intertek Group PLC	938	45,642
J Sainsbury PLC	10,832	48,603
JD Sports Fashion PLC	13,869	13,154
Kingfisher PLC	10,593	40,278
Land Securities Group PLC, REIT	4,185	30,870
Legal & General Group PLC	34,627	113,796
Lloyds Banking Group PLC	366,950	454,810
London Stock Exchange Group PLC	2,860	337,731
M&G PLC	14,692	53,368
Marks & Spencer Group PLC	12,201	54,974
Melrose Industries PLC	7,975	54,040
National Grid PLC	30,950	522,439
NatWest Group PLC	49,867	369,412
Next PLC	723	122,150
Pearson PLC	3,546	46,750
Reckitt Benckiser Group PLC	4,026	270,710
RELX PLC	11,353	371,951
Rentokil Initial PLC	15,818	98,165
Rio Tinto PLC	7,030	652,199
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC	52,265	$ 794,032
Sage Group PLC	6,021	67,468
Schroders PLC	4,280	32,954
Segro PLC, REIT	8,047	68,983
Severn Trent PLC	1,706	69,969
Shell PLC	35,450	1,641,869
Smith & Nephew PLC	5,024	79,600
Smiths Group PLC	1,912	58,347
Spirax Group PLC	455	40,820
SSE PLC	7,538	260,578
Standard Chartered PLC	11,986	249,787
Standard Life PLC	4,545	41,162
Tesco PLC	39,897	250,754
Unilever PLC	13,571	745,039
United Utilities Group PLC	4,144	72,256
Verisure PLC (A)	1,464	15,197
Vodafone Group PLC	117,430	177,126
Whitbread PLC	1,082	33,266
Wise PLC, Class A (A)	4,047	48,735
		18,014,198
United States - 0.1%
Sunbelt Rentals Holdings, Inc.	2,604	166,113
Total Common Stocks (Cost $89,906,956)		126,290,631
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG,
5.52% (F)	355	32,679
Dr. Ing. h.c. F. Porsche AG,
5.90% (F)(E)	664	30,248
Henkel AG & Co. KGaA,
3.06% (F)	971	75,009
Porsche Automobil Holding SE,
6.10% (F)	975	35,702
Sartorius AG,
0.35% (F)	166	41,536
Volkswagen AG,
7.28% (F)	1,283	131,241
		346,415
Italy - 0.0% *
Telecom Italia SpA,
0.00% (A)	35,514	29,330
Total Preferred Stocks (Cost $518,787)		375,745
RIGHTS - 0.0% *
Singapore - 0.0% *
CapitaLand Ascendas REIT Exercise Price SGD 2.35, Expiration Date 04/15/2026(A)(D)	660	61
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
RIGHTS (continued)
Italy - 0.0% *
Telecom Italia SpA Exercise Price EUR 0.51, Expiration Date 04/30/2026(A)(D)	106,373	1
Total Rights (Cost $0)		62

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.35% (F), dated 03/31/2026, to be repurchased at $1,020,559 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $1,041,022.	$ 1,020,521	1,020,521
Total Repurchase Agreement (Cost $1,020,521)		1,020,521
Total Investments (Cost $91,446,264)		127,686,959
Net Other Assets (Liabilities) - 1.1%		1,452,335
Net Assets - 100.0%		$ 129,139,294
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	17	06/19/2026	$2,459,973	$2,465,935	$5,962	$—
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.6%	$18,653,255
Pharmaceuticals	8.4	10,674,729
Insurance	5.7	7,282,598
Semiconductors & Semiconductor Equipment	4.9	6,322,531
Oil, Gas & Consumable Fuels	4.2	5,368,269
Aerospace & Defense	3.4	4,355,809
Metals & Mining	3.3	4,243,045
Machinery	3.3	4,220,225
Electrical Equipment	3.1	3,988,553
Capital Markets	2.9	3,724,674
Trading Companies & Distributors	2.4	3,099,595
Food Products	2.2	2,769,100
Automobiles	2.2	2,766,145
Electric Utilities	2.2	2,748,560
Chemicals	2.1	2,723,819
Industrial Conglomerates	1.9	2,475,780
Textiles, Apparel & Luxury Goods	1.9	2,402,979
Diversified Telecommunication Services	1.9	2,401,663
Health Care Equipment & Supplies	1.5	1,894,297
Software	1.3	1,666,496
Personal Care Products	1.2	1,570,836
Consumer Staples Distribution & Retail	1.1	1,468,741
Beverages	1.1	1,463,200
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Multi-Utilities	1.1%	$1,448,053
Financial Services	1.1	1,398,146
Wireless Telecommunication Services	1.1	1,378,630
Construction & Engineering	1.1	1,377,254
Real Estate Management & Development	1.1	1,374,792
Professional Services	1.1	1,350,392
Electronic Equipment, Instruments & Components	1.0	1,335,207
Tobacco	1.0	1,262,214
Broadline Retail	1.0	1,249,350
Entertainment	1.0	1,215,189
Hotels, Restaurants & Leisure	0.9	1,174,819
Household Durables	0.9	1,156,122
Specialty Retail	0.9	1,138,380
Building Products	0.8	1,011,875
Automobile Components	0.6	758,383
Biotechnology	0.6	741,711
IT Services	0.6	724,985
Air Freight & Logistics	0.5	636,973
Ground Transportation	0.4	547,446
Household Products	0.4	529,851
Gas Utilities	0.4	495,930
Commercial Services & Supplies	0.4	471,630
Life Sciences Tools & Services	0.4	462,726
Communications Equipment	0.4	462,181
Construction Materials	0.4	459,057
Transportation Infrastructure	0.3	443,075
Marine Transportation	0.3	425,167
Independent Power & Renewable Electricity Producers	0.3	403,888
Technology Hardware, Storage & Peripherals	0.3	370,006
Industrial REITs	0.3	343,935
Retail REITs	0.3	322,341
Passenger Airlines	0.3	321,315
Health Care Providers & Services	0.2	302,098
Paper & Forest Products	0.2	206,496
Media	0.2	196,157
Interactive Media & Services	0.1	177,933
Diversified REITs	0.1	166,141
Water Utilities	0.1	142,225
Leisure Products	0.1	141,014
Energy Equipment & Services	0.1	69,047
Office REITs	0.0 *	62,025
Health Care Technology	0.0 *	54,709
Diversified Consumer Services	0.0 *	46,750
Distributors	0.0 *	25,921
Investments	99.2	126,666,438
Short-Term Investments	0.8	1,020,521
Total Investments	100.0%	$ 127,686,959
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$1,722,798	$124,554,333	$13,500	$126,290,631
Preferred Stocks	—	375,745	—	375,745
Rights	—	62	—	62
Repurchase Agreement	—	1,020,521	—	1,020,521
Total Investments	$1,722,798	$125,950,661	$13,500	$127,686,959
Other Financial Instruments
Futures Contracts (I)	$5,962	$—	$—	$5,962
Total Other Financial Instruments	$5,962	$—	$—	$5,962
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $1,215,610, representing 0.9% of the
Portfolio's net assets.

(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At March 31, 2026,
the total value of the securities is $13,500, representing less than 0.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2026, the total value of the securities is $13,562, representing 0.0% of the Portfolio’s net assets.
(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2026, the total value of the Regulation S securities is $145,576, representing 0.1%
of the Portfolio's net assets.

(F)	Rate disclosed reflects the yield at March 31, 2026.
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Portfolio.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
EUR	Euro
SGD	Singapore Dollar
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica MSCI EAFE Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust